COMMITMENTS AND CONTINGENCIES (Details Narrative 1)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2014 USD ($)	Apr. 25, 2014 USD ($)	Feb. 19, 2013 USD ($)	Oct. 31, 2013 USD ($) ft²	Sep. 30, 2015 USD ($) Lease	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Lease	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Bonifide Lease	Dec. 31, 2013 USD ($)	Mar. 04, 2015 Bonifide Lease
Commitment And Contingencies [Line Items]
Selling, general and administrative expenses					$ 3,364,475	$ 2,626,638	$ 9,852,329	$ 7,838,380	$ 11,126,759	$ 6,464,969
Accrued expenses					2,391,095		2,391,095		$ 975,112	420,363
Annual rental payments					$ 109,239	$ 46,841	$ 601,301	$ 137,852
Number of real estate properties | Bonifide									9
Number of acquired stores | Lease					3		3		1
Rent expense									$ 307,110	162,498
Payment to patent									12,000
Vendor deposits					$ 392,161		$ 392,161		$ 319,563	$ 782,363
Minimum [Member]
Commitment And Contingencies [Line Items]
Initial lease term									1 year
Maximum [Member]
Commitment And Contingencies [Line Items]
Initial lease term									5 years
Lease Agreement [Member]
Commitment And Contingencies [Line Items]
Lease term							24 months		24 months
Lease expiration date									Apr. 30, 2013
Lease extended month year									2014-03
Lease renewal period							1 year		1 year
Annual rental payments				$ 18,000			$ 144,000		$ 144,000
Area of square feet | ft²				2,200
Kevin Frija [Member]
Commitment And Contingencies [Line Items]
Base salary		$ 159,000
Selling, general and administrative expenses									167,003
Salary paid									89,925
Accrued expenses									77,028
Employment Agreements [Member] | Mr. Jeffrey Holman [Member]
Commitment And Contingencies [Line Items]
Base salary			$ 182,000
Employment agreement term			2 years
Asset Purchase Agreement [Member] | International Vapor Group, Inc [Member]
Commitment And Contingencies [Line Items]
Secured promissory note	$ 500,000
Debt interest rate	0.08%
Debt due date	6 months
Interest income relating to loan receivable									17,095
Asset Purchase Agreement [Member] | International Vapor Group, Inc [Member] | January 12, 2015 [Member]
Commitment And Contingencies [Line Items]
Repayment of debt									50,000
Lease Agreement [Member]
Commitment And Contingencies [Line Items]
Annual rental payments current					151,200		151,200		151,200
Annual rental payments two					158,760		158,760		158,760
Annual rental payments three					$ 174,636		$ 174,636		$ 174,636
Number of real estate properties | Bonifide									9
Lease Agreement [Member] | New Retail Kiosks [Member]
Commitment And Contingencies [Line Items]
Number of real estate properties | Bonifide									8
Lease Agreement [Member] | New Retail Store [Member]
Commitment And Contingencies [Line Items]
Number of real estate properties | Bonifide											1
Number of acquired stores | Lease					3		3				11